Consolidated Balance Sheets (Parenthetical) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016	Nov. 30, 2016
Statement of Financial Position [Abstract]
Capital stock, Authorized	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Capital stock, Issued	30,543,163		30,543,163		29,789,992
Capital stock, Outstanding	30,543,163		30,543,163		29,789,992